BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
The following is a summary of short-term borrowings for the last three years:

	2024		2023		2022
(Dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate
At December 31,
FHLB borrowings	$625,000	4.63%	$800,000	5.47%	$1,130,000	4.58%
Other short-term borrowings	130,452	4.33%	137,814	5.33%	157,156	4.33%
Total	$755,452	4.58%	$937,814	5.45%	$1,287,156	4.55%

Average for the year
Federal funds purchased and securities sold under agreements to repurchase	$4,522	5.63%	$15,583	5.25%	$29,526	1.42%
FHLB borrowings	588,987	5.47%	845,666	5.25%	672,928	2.37%
Other short-term borrowings	119,361	5.33%	158,221	5.18%	115,041	2.38%
Total	$712,870	5.45%	$1,019,470	5.24%	$817,495	2.34%

Summary of Long-term Debt [Table Text Block]
The following is a summary of First Financial's long-term debt:

	2024		2023
(Dollars in thousands)	Amount	Average Rate	Amount	Average Rate
Subordinated debt	$314,619	5.43%	$314,163	5.60%
Unamortized debt issuance costs	(1,227)	n/a	(1,613)	n/a
Notes issued in conjunction with acquisition of property and equipment	31,822	4.95%	29,179	4.40%
Capital lease liability	1,520	3.85%	1,611	3.84%
Capital loan with municipality	775	0.00%	775	0.00%
Total long-term debt	$347,509	5.39%	$344,115	5.51%

Schedule of Maturities of Long-term Debt [Table Text Block]	As of December 31, 2024, First Financial's long-term debt matures as follows:

(Dollars in thousands)	Long-term debt
2025	$122,902
2026	3,742
2027	9,576
2028	4,758
2029	8,107
Thereafter	198,424
Total	$347,509